EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.4 - Schedule 9

Client Name:
Client Project Name:	EFMT 2026-CES2
Start - End Dates:	4/17/2025 - 1/9/2026
Deal Loan Count:	793

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	LTV/CLTV	CRDLTV5738	CLTV Exceeds Guideline Requirement by less than 5%	1
Compliance	Texas Home Equity	CMPTXHE320	TX Equity - Texas Equity : Missing T.42 Title Endorsement	18
Compliance	Texas Home Equity	CMPTXHE321	TX Equity - Texas Equity : Missing T.42.1 Title Endorsement	18
Total				37

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